Revenue - Concentration of Credit Risk (Details) - customer	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues | Customer concentration
Concentration Risk [Line Items]
Number of customers	3	2	3	4	3	4
Revenues | Three Customers [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage					69.20%
Revenues | Four Customers [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage						81.80%
Accounts receivable, net | Credit concentration
Concentration Risk [Line Items]
Number of customers			4		2	3
Accounts receivable, net | Two Customers [Member] | Credit concentration
Concentration Risk [Line Items]
Concentration risk percentage					73.50%
Accounts receivable, net | Three Customers [Member] | Credit concentration
Concentration Risk [Line Items]
Concentration risk percentage						91.70%